Recent Accounting Developments (Note)	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Developments
NOTE 2 RECENT ACCOUNTING DEVELOPMENTS

Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the consolidated financial statements.

VARIABLE INTEREST ENTITIES

In October 2016, the FASB issued ASU 2016-17, "Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control." Under consolidation guidance in ASU 2015-02 issued by the FASB in 2015, a single decision maker was required to consider an indirect interest held by a related party under common control in its entirety. Under the new guidance, the single decision maker will consider that indirect interest on a proportionate basis. This guidance is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years. This guidance should be applied retrospectively to all relevant prior periods beginning with the fiscal years in which ASU 2015-02 was initially applied. Early adoption is permitted. The Company is currently evaluating the provisions of this guidance and will adopt this ASU in the first quarter of 2017.

INCOME TAXES

In October 2016, the FASB issued ASU 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory." This ASU requires companies to recognize the income tax effects of intercompany sales and transfers of assets other than inventory in the period in which the transfer occurs rather than defer the income tax effects, which is current practice. This new guidance is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those years. The guidance requires companies to apply a modified retrospective approach with a cumulative catch-up adjustment to opening retained earnings in the period of adoption. The Company is currently evaluating the provisions of this guidance.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Classification of Deferred Taxes." This ASU requires entities to offset all deferred tax assets and liabilities (and valuation allowances) for each tax-paying jurisdiction within each tax-paying component. The net deferred tax must be presented as a single noncurrent amount. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years. The Company adopted this required guidance in the first quarter of 2017.

CASH FLOW CLASSIFICATION
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): "Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)." This ASU adds or clarifies guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for annual reporting periods beginning after December 15, 2017, and interim periods with those years and must be applied retrospectively to all periods presented but may be applied prospectively from the earliest date practicable if retrospective application would be impracticable. The Company early adopted this guidance during 2016 with no material impact on the consolidated financial statements.
STOCK COMPENSATION
In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): "Improvements to Employee Share-Based Payment Accounting." Under this new guidance, all excess tax benefits and tax deficiencies will be recognized in the income statement as they occur and will therefore impact the Company's effective tax rate. This guidance replaces current guidance which requires tax benefits that exceed compensation costs (windfalls) to be recognized in equity. The new guidance will also change the cash flow presentation of excess tax benefits, classifying them as operating inflows rather than financing activities as they are currently classified. In addition, the new guidance will allow companies to provide net settlement of stock-based compensation to cover tax withholding as long as the net settlement doesn't exceed the maximum individual statutory tax rate in the employee's tax jurisdiction. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value should be applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. Amendments related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement should be applied retrospectively. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term should be applied prospectively. An entity may elect to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods with those years. Early adoption is permitted. The Company is currently evaluating the provisions of this guidance.

INVESTMENTS - EQUITY METHOD AND JOINT VENTURES
In March 2016, the FASB issued ASU 2016-07, Investments - Equity Method and Joint Ventures (Topic 323): "Simplifying the Transition to the Equity Method of Accounting." The amendments in the ASU eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years and should be applied prospectively upon the effective date. Early adoption is permitted. The Company early adopted this guidance during 2016 with no material impact on the consolidated financial statements.

DERIVATIVES AND HEDGING
Also in March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): "Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships." The amendments in this ASU apply to all reporting entities for which there is a change in the counterparty to a derivative instrument that has been designated as a hedging instrument under Topic 815. This ASU clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years, and allows for the amendments to be applied on either a prospective basis or a modified retrospective basis. The Company early adopted this guidance during 2016 with no material impact on the consolidated financial statements.

LEASES
In February 2016, the FASB issued ASU 2016-02, Leases Topic (842): "Leases." This ASU will require most leases to be recognized on the balance sheet which will increase reported assets and liabilities. Lessor accounting will remain substantially similar to current U.S. GAAP. This ASU is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those years, and mandates a modified retrospective transition method for all entities. The Company expects to adopt this guidance using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We expect to recognize a liability and corresponding asset associated with in-scope operating and finance leases but we are still in the process of determining those amounts and the processes required to account for leasing activity on an ongoing basis.

BUSINESS COMBINATIONS
In September 2015, the FASB issued ASU 2015-16, "Business Combinations - Simplifying the Accounting for Measurement Period Adjustments." This ASU provides that an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized at the acquisition date. The Company adopted this guidance during 2016 with no material impact on the consolidated financial statements.

INVENTORY

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): "Simplifying the Measurement of Inventory." This ASU provides that entities should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. This ASU is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years. Early adoption is permitted. The Company early adopted this guidance during 2016 with no material impact on the consolidated financial statements.

FAIR VALUE MEASUREMENT

In May 2015, the FASB issued ASU 2015-07, "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)." This guidance eliminates the existing requirement to categorize within the fair value hierarchy investments whose fair values are measured at net asset value (NAV) using the practical expedient in ASC 820. Instead entities are required to disclose the fair values of such investments so that financial statement users can reconcile amounts reported in the fair value hierarchy table and the amounts reported on the balance sheet. This guidance is effective for fiscal years beginning after December 15, 2015 and interim periods within those years and should be applied retrospectively. The Company adopted the provisions of this guidance in 2016 with no material impact on the consolidated financial statements.
DEBT ISSUANCE COSTS
In April 2015, the FASB issued ASU 2015-03, "Interest - Imputation of Interest (Subtopic 835-30: Simplifying the Presentation of Debt Issuance Costs)," which simplifies the balance sheet presentation of the costs for issuing debt. This ASU was effective for annual reporting periods beginning after December 15, 2015, and interim periods within those years. The application of the requirements of this guidance did not have a material effect on the consolidated financial statements.

REVENUE RECOGNITION
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers." This guidance replaces most existing revenue recognition guidance and provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. This ASU was effective for annual reporting periods beginning after December 15, 2016, and interim periods within those years and permits the use of either the retrospective or cumulative effect transition method; however, in August 2015, the FASB issued ASU 2015-14 which defers the effective date by one year making the guidance effective for annual reporting periods beginning after December 15, 2017. The FASB has continued to clarify this guidance in various updates during 2015 and 2016, all of which, have the same effective date as the original guidance.

We are currently evaluating the impact of ASU 2014-09 and all related ASU's on our consolidated financial statements. We plan to adopt the new revenue guidance effective January 1, 2018 using the full retrospective transition method. The Company does not expect the impact on its consolidated financial statements to be material and we anticipate the primary impact to be the additional required disclosures around revenue recognition in the notes to the consolidated financial statements.